1933 Act File No. 333-115299

1940 Act File No. 811-21580

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 18	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 20

CORTINA FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

825 North Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of Principal Executive Offices)(Zip Code)

(414) 225-7365

(Registrant’s Telephone Number)

Carol A. Gehl

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, WI 53202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
on [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on [date] pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on the 16th day of November, 2018.

CORTINA FUNDS, INC.
(Registrant)

By:	/s/ Jennifer L. Hanson
Jennifer L. Hanson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below on November 16, 2018 by the following person in the capacities indicated.

Signature	Title

/s/ Jennifer L. Hanson	Chairman and President (Principal Executive Officer)
Jennifer L. Hanson

/s/ Eric Connor	Treasurer (Principal Financial Officer and Principal Accounting Officer)
Eric Conner

/s/ Mark J. Giese	Director
Mark J. Giese

/s/ John T. Murphy	Director
John T. Murphy

*	Lori Hoch, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of the Registrant pursuant to the Power of Attorney duly executed by such persons and previously filed with Registrant’s Pre-Effective Amendment No.2 to its Registration Statement and Form N-1A/A filed on September 23, 2011 and incorporated by reference.

Attorney-In-Fact

/s/ Lori Hoch

Lori Hoch

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase